UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

     LAZARD RETIREMENT SERIES, INC.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2004

FORM N-Q

Item 1.           Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio
Common Stocks—95.3%
Aerospace & Defense—2.5%
Lockheed Martin Corp.	1,200	$66,936
United Technologies Corp.	450	42,021

		108,957

Airlines—0.7%
Southwest Airlines Co.	2,400	32,688

Apparel & Textiles—0.3%
Reebok International, Ltd.	400	14,688

Banking—9.9%
Bank of America Corp.	2,400	103,992
Golden West Financial Corp.	400	44,380
M&T Bank Corp.	450	43,065
North Fork Bancorporation, Inc.	1,200	53,340
Northern Trust Corp.	1,000	40,800
SunTrust Banks, Inc.	850	59,848
U.S. Bancorp	800	23,120
Wells Fargo & Co.	1,100	65,593

		434,138

Business Services & Supplies—4.3%
Accenture, Ltd., Class A (a)	900	24,345
ARAMARK Corp., Class B	1,700	41,038
Automatic Data Processing, Inc.	1,100	45,452
First Data Corp.	800	34,800
IAC/InterActiveCorp. (a)	1,000	22,020
Pitney Bowes, Inc.	500	22,050

		189,705

Cable & Broadcasting—1.3%
Comcast Corp., Class A (a)	2,100	58,632

Chemicals—2.1%
Du Pont (E.I.) de Nemours & Co.	1,150	49,220
Praxair, Inc.	1,000	42,740

		91,960

Computer Software—3.0%
Microsoft Corp.	3,100	85,715
Oracle Corp. (a)	4,050	45,684

		131,399

Computers & Business Equipment—3.1%
Cisco Systems, Inc. (a)	1,800	32,580
Hewlett-Packard Co.	1,900	35,625
International Business Machines Corp.	775	66,449

		134,654

Consumer Products—0.9%
Altria Group, Inc.	850	39,984

Containers—1.8%
Pactiv Corp. (a)	1,400	32,550
Sealed Air Corp. (a)	1,000	46,350

		78,900

Cosmetics & Toiletries—0.4%
Colgate-Palmolive Co.	400	18,072

Diversified—4.3%
Emerson Electric Co.	700	43,323
General Electric Co.	2,850	95,703
Tyco International, Ltd.	1,600	49,056

		188,082

Drugs & Health Care—5.1%
Amgen, Inc. (a)	400	22,672
Anthem, Inc. (a)	275	23,994
GlaxoSmithKline PLC ADR	600	26,238
Medco Health Solutions, Inc. (a)	1,300	40,170
Novartis AG ADR	600	28,002
Pfizer, Inc.	2,050	62,730
Wyeth	550	20,570

		224,376

Environmental—1.3%
Republic Services, Inc.	1,900	56,544

Financial Services—10.4%
American Express Co.	1,500	77,190
Citigroup, Inc.	2,600	114,712
Fifth Third Bancorp	900	44,298
J.P. Morgan Chase & Co.	2,704	107,430
Lehman Brothers Holdings, Inc.	250	19,930
Merrill Lynch & Co., Inc.	700	34,804
Morgan Stanley	1,200	59,160

		457,524

Food & Beverages—5.9%
General Mills, Inc.	1,000	44,900
H.J. Heinz Co.	950	34,219
PepsiCo, Inc.	525	25,541
Sara Lee Corp.	1,400	32,004
Sysco Corp.	500	14,960
The Coca-Cola Co.	1,300	52,065
The Kroger Co. (a)	2,700	41,904
The Pepsi Bottling Group, Inc.	500	13,575

		259,168

Forest & Paper Products—0.8%
International Paper Co.	900	36,369

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio (concluded)
Insurance—5.9%
American International Group, Inc.	1,200	$81,588
Berkshire Hathaway, Inc., Class B (a)	16	45,936
Jefferson-Pilot Corp.	500	24,830
Principal Financial Group, Inc.	650	23,380
RenaissanceRe Holdings, Ltd.	800	41,264
The Hartford Financial Services
Group, Inc.	300	18,579
XL Capital, Ltd., Class A	300	22,197

		257,774

Leisure & Entertainment—0.7%
Mattel, Inc.	1,600	29,008

Medical Products & Services—3.0%
Baxter International, Inc.	1,000	32,160
Johnson & Johnson	1,100	61,963
MedImmune, Inc. (a)	1,600	37,920

		132,043

Metals & Mining—1.3%
Alcoa, Inc.	1,700	57,103

Multimedia—3.2%
Clear Channel Communications, Inc.	600	18,702
Time Warner, Inc. (a)	2,800	45,192
Tribune Co.	800	32,920
Viacom, Inc., Class B	1,300	43,628

		140,442

Oil & Gas—9.1%
Burlington Resources, Inc.	1,200	48,960
ChevronTexaco Corp.	1,000	53,640
ConocoPhillips	600	49,710
Exxon Mobil Corp.	3,000	144,990
GlobalSantaFe Corp.	1,100	33,715
Schlumberger, Ltd.	400	26,924
Unocal Corp	950	40,850

		398,789

Restaurants—1.1%
Darden Restaurants, Inc.	1,000	23,320
Yum! Brands, Inc.	650	26,429

		49,749

Retail—3.2%
Sears, Roebuck & Co.	400	15,940
Target Corp	800	36,200
The Home Depot, Inc.	1,700	66,640
Wal-Mart Stores, Inc.	400	21,280

		140,060

Semiconductors & Components—1.8%
Intel Corp.	1,500	30,090
Novellus Systems, Inc. (a)	1,100	29,249
Texas Instruments, Inc.	1,000	21,280

		80,619

Telecommunications—4.0%
BellSouth Corp	1,700	46,104
Motorola, Inc	1,400	25,256
Sprint Corp	1,100	22,143
Verizon Communications, Inc.	2,150	84,667

		178,170

Transportation—0.5%
Union Pacific Corp.	400	23,440

Utilities—3.4%
Ameren Corp.	500	23,075
Duke Energy Corp.	600	13,734
Entergy Corp.	500	30,305
KeySpan Corp.	950	37,240
The Southern Co.	1,550	46,469

		150,823

Total Common Stocks
(Identified cost $3,763,584)		4,193,860

Preferred Stock—2.6%
Multimedia—2.6%
The News Corp., Ltd. Sponsored ADR
(Identified cost $97,518)	3,700	115,921

	Principal
	Amount
	(000)

Repurchase Agreement—2.6%
State Street Bank and Trust
Co., 1.55%, 10/01/04,
(Dated 09/30/04,
collateralized by $110,000
United States Treasury Note,
4.375%, 08/15/12, with a value
of $114,400)
(Identified cost $112,000)	$112	112,000

Total Investments
(Identified cost $3,973,102) (b)	100.5%	$4,421,781
Liabilities in Excess of Cash and
Other Assets	(0.5)	(21,623)

Net Assets	100.0%	$4,400,158

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio
Common Stocks—96.3%
Aerospace & Defense—1.4%
DRS Technologies, Inc. (a)	34,600	$1,295,424

Agriculture—1.0%
Delta & Pine Land Co.	33,900	906,825

Apparel & Textiles—5.5%
Hot Topic, Inc. (a)	9,100	155,064
K-Swiss, Inc., Class A	57,600	1,108,800
Kellwood Co	33,000	1,202,850
The Gymboree Corp. (a)	63,000	907,200
The Sports Authority, Inc. (a)	20,800	482,560
The Timberland Co., Class A (a)	22,200	1,260,960

		5,117,434

Automotive—0.5%
TBC Corp. (a)	22,500	502,650

Banking—8.1%
First Community Bancorp	13,200	541,200
First Midwest Bancorp, Inc.	27,900	964,224
First Republic Bank	11,700	538,200
Hudson United Bancorp	8,900	327,965
Provident Bankshares Corp.	16,200	543,510
Sterling Bancshares, Inc.	74,000	995,300
Texas Regional Bancshares, Inc.,
Class A	14,400	447,696
Umpqua Holdings Corp.	14,500	327,120
United Bankshares, Inc.	30,300	1,049,895
W Holding Co., Inc.	48,357	918,783
Westamerica Bancorporation	16,100	883,729

		7,537,622

Building & Construction—2.2%
Chicago Bridge & Iron Co. NV,
NY Shares	31,500	944,685
The Shaw Group, Inc. (a)	96,000	1,152,000

		2,096,685

Business Services & Supplies—9.8%
ADVO, Inc.	38,900	1,203,566
Arbitron, Inc. (a)	30,700	1,123,927
BearingPoint, Inc. (a)	121,700	1,087,998
Herman Miller, Inc.	35,100	865,215
MPS Group, Inc. (a)	111,200	935,192
ProQuest Co. (a)	35,400	909,780
Tetra Tech, Inc. (a)	64,300	814,681
The BISYS Group, Inc. (a)	71,300	1,041,693
Veritas DGC, Inc. (a)	14,700	334,866
Watson Wyatt & Co. Holdings	32,000	841,600

		9,158,518

Chemicals—4.2%
Ferro Corp.	59,700	1,302,057
Olin Corp.	55,800	1,116,000
PolyOne Corp. (a)	67,500	507,600
Spartech Corp.	39,100	981,410

		3,907,067

Computer Software—4.1%
Avocent Corp. (a)	19,000	494,570
Hyperion Solutions Corp. (a)	27,100	921,129
JDA Software Group, Inc. (a)	13,800	149,316
Mentor Graphics Corp. (a)	49,200	539,478
Take-Two Interactive Software, Inc. (a)	28,400	932,940
Verity, Inc. (a)	63,800	821,744

		3,859,177

Computers & Business Equipment—1.4%
Advanced Digital Information Corp. (a)	74,500	648,150
Mercury Computer Systems, Inc. (a)	6,500	174,980
Photon Dynamics, Inc. (a)	24,800	503,440

		1,326,570

Consumer Products—1.2%
The Scotts Co., Class A (a)	17,400	1,116,210

Diversified—0.8%
The Liberty Corp.	19,000	755,060

Drugs & Health Care—7.0%
Able Laboratories, Inc. (a)	35,000	670,600
Andrx Corp. (a)	36,200	809,432
Beverly Enterprises, Inc. (a)	151,500	1,146,855
Kindred Healthcare, Inc. (a)	34,000	829,600
LifePoint Hospitals, Inc. (a)	34,700	1,041,347
MIM Corp. (a)	85,800	495,924
Par Pharmaceutical Cos., Inc. (a)	8,100	291,033
Select Medical Corp.	93,800	1,259,734

		6,544,525

Education—1.8%
Leapfrog Enterprises, Inc. (a)	49,100	994,275
Learning Tree International, Inc. (a)	48,900	689,490

		1,683,765

Electrical Equipment—2.9%
Coherent, Inc. (a)	23,500	609,590
GrafTech International, Ltd. (a)	87,400	1,219,230
Plexus Corp. (a)	23,400	258,336
Rogers Corp. (a)	14,000	594,860

		2,682,016

Electronics—1.1%
Electro Scientific Industries, Inc. (a)	12,900	223,815
Metrologic Instruments, Inc. (a)	50,600	802,010

		1,025,825

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (continued)
Environmental—1.0%
Waste Connections, Inc. (a)	30,450	$964,656

Financial Services—4.7%
eSPEED, Inc., Class A (a)	67,300	661,559
Financial Federal Corp. (a)	14,000	524,720
IndyMac Bancorp, Inc.	13,200	477,840
Knight Trading Group, Inc., Class A (a)	97,900	903,617
MAF Bancorp, Inc.	25,700	1,108,441
The South Financial Group, Inc.	24,800	699,360

		4,375,537

Food & Beverages—0.5%
The Robert Mondavi Corp., Class A (a)	11,600	454,372

Forest & Paper Products—0.8%
Packaging Corp. of America	31,600	773,252

Household Products & Home Furnishings—1.0%
Cost Plus, Inc. (a)	25,600	905,728

Industrial & Machinery—2.0%
Nordson Corp.	3,200	109,856
Roper Industries, Inc.	18,100	1,040,026
Tecumseh Products Co., Class A	18,400	770,408

		1,920,290

Insurance—3.4%
Arch Capital Group, Ltd. (a)	27,400	1,066,956
Assured Guaranty, Ltd.	49,200	819,672
Max Re Capital, Ltd.	30,700	614,000
Reinsurance Group of America, Inc.	15,900	655,080

		3,155,708

Leisure & Entertainment—2.0%
Alliance Gaming Corp. (a)	91,200	1,373,472
AMC Entertainment, Inc. (a)	27,000	516,780

		1,890,252

Medical Products & Services—4.5%
DJ Orthopedics, Inc. (a)	53,100	937,215
INAMED Corp. (a)	15,150	722,200
Inveresk Research Group, Inc. (a)	35,200	1,298,528
NDCHealth Corp.	4,700	75,435
PSS World Medical, Inc. (a)	59,500	597,380
Varian, Inc. (a)	15,800	598,346

		4,229,104

Oil & Gas—7.8%
Cal Dive International, Inc. (a)	15,600	555,672
Denbury Resources, Inc. (a)	30,400	772,160
Forest Oil Corp. (a)	16,100	484,932
Grey Wolf, Inc. (a)	127,900	625,431
Hanover Compressor Co. (a)	12,100	162,745
Key Energy Services, Inc. (a)	144,800	1,600,040
Kinder Morgan Management, LLC (a)	21,107	876,363
Maverick Tube Corp. (a)	25,700	791,817
Newfield Exploration Co. (a)	11,000	673,640
The Houston Exploration Co. (a)	12,000	712,200

		7,255,000

Printing & Publishing—2.1%
Journal Register Co. (a)	50,268	950,065
R. H. Donnelley Corp. (a)	19,800	977,328

		1,927,393

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	5,500	361,460
CarrAmerica Realty Corp.	15,100	493,770
Maguire Properties, Inc.	31,500	765,765
The Mills Corp.	14,900	772,863

		2,393,858

Semiconductors & Components—3.3%
AMIS Holdings, Inc. (a)	53,300	720,616
Exar Corp. (a)	62,700	887,832
Microsemi Corp. (a)	35,500	500,550
Zoran Corp. (a)	61,200	962,064

		3,071,062

Telecommunications—2.5%
C-COR.net Corp. (a)	99,200	838,240
CommScope, Inc. (a)	41,600	898,560
Wireless Facilities, Inc. (a)	80,200	558,994

		2,295,794

Transportation—2.4%
AirTran Holdings, Inc. (a)	58,700	584,652
Forward Air Corp. (a)	18,000	720,360
Swift Transportation Co., Inc. (a)	55,200	928,464

		2,233,476

Utilities—2.7%
AGL Resources, Inc.	38,500	1,184,645
Cleco Corp.	39,400	679,256
New Jersey Resources Corp.	15,100	625,140

		2,489,041

Total Common Stocks
(Identified cost $83,944,138)		89,849,896

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Retirement Small Cap Portfolio (concluded)
Repurchase Agreement—4.5%
State Street Bank and Trust
Co., 1.55%, 10/01/04,
(Dated 09/30/04,
collateralized by $4,285,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $4,317,138)
(Identified cost $4,231,000)	$4,231	$4,231,000

Total Investments
(Identified cost $88,175,138) (b)	100.8%	$94,080,896
Liabilities in Excess of Cash and
Other Assets	(0.8)	(731,769)

Net Assets	100.0%	$93,349,127

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio
Common Stocks—95.4%
Finland—4.8%
Nokia Oyj	467,400	$6,432,059
Stora Enso Oyj, R Shares	140,200	1,894,517

Total Finland		8,326,576

France—10.5%
Carrefour SA	66,900	3,146,611
Credit Agricole SA	152,100	4,148,424
Lagardere SCA	27,930	1,732,371
Sanofi-Aventis	56,008	4,062,417
Total SA	25,993	5,294,462

Total France		18,384,285

Germany—11.5%
BASF AG	49,400	2,911,285
Deutsche Telekom AG (a)	253,500	4,703,814
E.ON AG	50,100	3,696,117
Muenchener Rueckver AG	35,900	3,458,230
Schering AG	35,400	2,235,712
Siemens AG	41,400	3,044,507

Total Germany		20,049,665

Ireland—4.1%
Allied Irish Banks PLC	104,536	1,752,755
Bank of Ireland	216,100	2,912,099
CRH PLC	107,347	2,566,505

Total Ireland		7,231,359

Italy—3.1%
Eni SpA	192,175	4,305,812
Terna SpA	476,400	1,133,084

Total Italy		5,438,896

Japan—15.4%
ACOM Co., Ltd	22,060	1,365,052
Aiful Corp	3,900	382,516
East Japan Railway Co	314	1,623,917
Fanuc, Ltd	50,300	2,647,008
Mitsubishi Estate Co., Ltd	169,000	1,763,372
NEC Electronics Corp	26,000	1,328,131
Nissan Motor Co., Ltd	327,900	3,570,113
Nomura Holdings, Inc	277,000	3,556,276
NTT DoCoMo, Inc	1,370	2,324,457
Shin-Etsu Chemical Co., Ltd	66,100	2,374,958
Takeda Pharmaceutical Co., Ltd	35,700	1,619,562
The Sumitomo Trust and
Banking Co., Ltd	280,000	1,656,399
Tokyo Gas Co., Ltd	753,000	2,671,351

Total Japan		26,883,112

Netherlands—6.3%
Heineken NV	50,463	1,519,243
Koninklijke (Royal) Philips
Electronics NV	127,250	2,914,340
Royal Dutch Petroleum Co	128,900	6,639,090

Total Netherlands		11,072,673

Norway—2.0%
DnB NOR ASA	145,300	1,149,406
Statoil ASA	157,500	2,257,855

Total Norway		3,407,261

Singapore—1.3%
Oversea-Chinese Banking Corp., Ltd.	276,050	2,295,498

Spain—1.9%
Altadis SA	82,500	2,807,541
Antena 3 de Television SA (a)	9,800	583,263

Total Spain		3,390,804

Switzerland—6.1%
Compagnie Financiere Richemont AG,
A Shares	62,000	1,715,464
Credit Suisse Group (a)	114,770	3,662,677
Swiss Re	61,700	3,550,208
UBS AG	23,200	1,633,123

Total Switzerland		10,561,472

United Kingdom—28.4%
Barclays PLC	409,900	3,931,190
BP PLC	274,420	2,619,440
Cadbury Schweppes PLC	190,740	1,466,902
Diageo PLC	299,975	3,745,454
EMAP PLC	47,800	651,318
GlaxoSmithKline PLC	299,100	6,446,121
HSBC Holdings PLC	403,786	6,407,979
Imperial Tobacco Group PLC	96,080	2,093,292
Kesa Electricals PLC	171,420	877,846
Marks & Spencer Group PLC	158,900	986,253
Prudential PLC	316,100	2,576,852
Rentokil Initial PLC	478,600	1,303,405
Rio Tinto PLC	63,800	1,715,575
Royal Bank of Scotland Group PLC	172,400	4,978,980
Smiths Group PLC	64,100	860,661
Unilever PLC	227,000	1,847,427
Vodafone Group PLC	2,979,300	7,129,846

Total United Kingdom		49,638,541

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio
(concluded)
Total Common Stocks
(Identified cost $155,863,829)		$166,680,142

Preferred Stock—0.6%
Germany—0.6%
Porsche AG
(Identified cost $873,939)	1,680	1,091,626

	Principal
	Amount
	(000)

Repurchase Agreement—4.2%
State Street Bank and Trust Co.,
1.55%, 10/01/04,
(Dated 09/30/04,
collateralized by $7,350,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $7,405,125)
(Identified cost $7,256,000)	$7,256	7,256,000

Total Investments
(Identified cost $163,993,768) (b)	100.2%	$175,027,768
Liabilities in Excess of Cash and
Other Assets	(0.2)	(378,241)

Net Assets	100.0%	$174,649,527

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio
Common Stocks—87.6%
Argentina—0.9%
Tenaris SA ADR	4,444	$202,602

Brazil—7.6%
Brasil Telecom Participacoes SA ADR	4,400	142,560
Companhia de Concessoes Rodoviarias	16,900	217,826
Companhia Vale do Rio Doce ADR	25,400	570,738
Empresa Brasileira de Aeronautica SA
ADR	6,600	174,240
Petroleo Brasileiro SA ADR	8,500	299,625
Souza Cruz SA	22,800	247,060

Total Brazil		1,652,049

Chile—1.4%
Administradora de Fondos de Pensiones
Provida SA Sponsored ADR	11,360	302,403

China—0.7%
People's Food Holdings, Ltd.	229,000	157,781

Croatia—1.0%
Pliva d.d. GDR (c)	14,200	216,598

Czech Republic—0.7%
Cesky Telecom AS	12,000	159,474

Egypt—3.7%
Commercial International Bank	80,800	398,104
MobiNil	9,982	176,106
Orascom Construction Industries	7,844	169,838
Orascom Telecom Holding SAE (a)	1,670	50,890

Total Egypt		794,938

Hong Kong—3.9%
China Mobile (Hong Kong), Ltd.
Sponsored ADR	17,820	272,646
CNOOC, Ltd. ADR	3,900	205,140
Pacific Basin Shipping, Ltd. (a)	512,000	219,953
Texwinca Holdings, Ltd.	184,000	155,731

Total Hong Kong		853,470

Hungary—2.1%
Gedeon Richter Rt.	2,250	269,817
MOL Magyar Olaj-es Gazipari Rt.	3,700	180,735

Total Hungary		450,552

India—7.8%
Hero Honda Motors, Ltd.	14,200	138,265
Hindalco Industries, Ltd. GDR (c)	10,800	314,280
Hindustan Lever, Ltd.	62,800	171,267
Reliance Industries, Ltd.	31,300	352,601
Satyam Computer Services, Ltd.	40,600	333,096
State Bank of India	38,000	386,774

Total India		1,696,283

Indonesia—4.0%
PT Hanjaya Mandala Sampoerna Tbk	753,900	502,051
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	20,000	353,800

Total Indonesia		855,851

Israel—1.0%
Bank Hapoalim, Ltd.	75,100	207,698

Mexico—6.4%
America Telecom SA de CV, Series A1
Shares (a)	64,100	138,291
Fomento Economico Mexicano SA
de CV Sponsored ADR	4,010	177,162
Grupo Televisa SA Sponsored ADR	4,400	232,012
Kimberly-Clark de Mexico SA de CV,
Series A Shares	51,400	150,695
Telefonos de Mexico SA de CV,
Series L Shares Sponsored ADR	15,500	500,185
Urbi, Desarrollos Urbanos, SA de CV	52,700	192,729

Total Mexico		1,391,074

Peru—0.8%
Credicorp, Ltd.	12,900	181,116

Philippines—0.8%
Philippine Long Distance Telephone Co.
Sponsored ADR (a)	6,700	167,768

Russia—1.5%
LUKOIL Sponsored ADR	1,420	177,145
Wimm-Bill-Dann Foods OJSC ADR (a)	9,100	138,775

Total Russia		315,920

South Africa—12.2%
ABSA Group, Ltd.	21,300	214,151
Edgars Consolidated Stores, Ltd.	7,600	221,850
Harmony Gold Mining Co., Ltd.
Sponsored ADR	19,800	269,676
Impala Platinum Holdings, Ltd.	3,500	280,540
Kumba Resources, Ltd	42,200	255,807
Old Mutual PLC	177,500	366,965
Sanlam, Ltd.	86,300	146,077
Sappi, Ltd.	17,800	251,537
Sasol, Ltd.	17,000	316,371
Steinhoff International Holdings, Ltd.	214,703	323,298

Total South Africa		2,646,272

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio
(concluded)
South Korea—20.6%
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. GDR (c)	10,600	$303,478
Hite Brewery Co., Ltd.	2,400	176,327
Hyundai Motor Co.	4,800	221,346
Kookmin Bank (a)	17,590	556,800
KT Corp. Sponsored ADR	20,190	364,833
LG Chem, Ltd.	5,700	216,318
LG Electronics, Inc.	2,700	155,224
LG Household & Health Care, Ltd.	8,300	222,006
LG Philips LCD Co., Ltd. ADR	12,900	195,435
POSCO ADR	9,940	376,229
Samsung Electronics Co., Ltd.
GDR (c)	4,276	846,648
Samsung Fire & Marine
Insurance Co., Ltd.	3,742	215,453
Samsung SDI Co., Ltd.	1,960	193,192
SK Telecom Co., Ltd.	1,200	182,892
SK Telecom Co., Ltd. ADR	11,345	220,660

Total South Korea		4,446,841

Taiwan—7.1%
Advantech Co., Ltd.	123,645	252,968
Chinatrust Financial Holding Co., Ltd.	185,080	199,409
Compal Electronics, Inc.	94,783	94,030
Compal Electronics, Inc. GDR	17,684	88,418
Fubon Financial Holding Co., Ltd.	259,000	237,881
Hon Hai Precision Industry Co., Ltd.	95,249	328,058
Taiwan Semiconductor
Manufacturing Co., Ltd.	256,000	326,311

Total Taiwan		1,527,075

Thailand—0.9%
Delta Electronics (Thailand) PCL	174,100	79,769
Thai Union Frozen Products PCL	184,900	105,784

Total Thailand		185,553

Turkey—1.1%
Akbank TAS	51,602,750	233,078

Venezuela—1.4%
Compania Anonima Nacional
Telefonos de Venezuela ADR	13,485	303,817

Total Common Stocks
(Identified cost $16,233,789)		18,948,213

Preferred Stocks—7.5%
Brazil—7.5%
Caemi Mineracao e Metalurgia SA (a)	840,000	528,856
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar Sponsored ADR	7,000	139,930
Companhia de Bebidas das
Americas ADR	9,370	209,888
Companhia Paranaense de
Energia-Copel Sponsored ADR	65,700	234,549
Telemar Norte Leste SA	14,442	255,097
Usinas Siderurgicas de Minas
Gerais SA	16,800	260,315

Total Brazil		1,628,635

Total Preferred Stocks
(Identified cost $1,191,961)		1,628,635

	Principal
	Amount
	(000)

Repurchase Agreement—0.8%
State Street Bank and Trust Co.,
1.55%, 10/01/04,
(Dated 09/30/04, collateralized by
$160,000 United States Treasury
Note, 3.50%, 11/15/06, with a
value of $164,900)
(Identified cost $159,000)	$159	159,000

Total Investments
(Identified cost $17,584,750) (b)	95.9%	$20,735,848
Cash and Other Assets in Excess
of Liabilities	4.1	894,016

Net Assets	100.0%	$21,629,864

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
June 30, 2004 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Retirement Equity	$3,973,102	$529,945	$81,266	$448,679
Retirement Small Cap	88,175,138	10,265,583	4,359,825	5,905,758
Retirement International Equity	163,993,768	16,174,418	5,140,418	11,034,000
Retirement Emerging Markets	17,584,750	3,564,343	413,245	3,151,098

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

Security Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Portfolio holdings by industry, for those Portfolios previously presented by country:

	Lazard Retirement	Lazard Retirement
	International Equity	Emerging Markets
	Portfolio	Portfolio

INDUSTRY
Aerospace & Defense	—%	0.8%
Apparel & Textiles	—	1.7
Automotive	2.7	1.7
Banking	18.4	9.2
Brewery	0.9	2.6
Broadcasting	—	1.1
Building & Construction	1.5	1.7
Chemicals	3.0	2.6
Computers & Business Equipment	—	5.1
Diversified	5.0	—
Drugs & Health Care	8.2	2.2
Electronics	3.2	6.8
Financial Services	4.4	4.3
Food & Beverages	3.0	1.9
Forest & Paper Products	1.1	1.9
Household Products & Home Furnishings	—	3.3
Insurance	5.4	3.4
Metals & Mining	1.0	10.2
Oil & Gas	12.1	6.4
Printing & Publishing	0.4	—
Real Estate	1.0	—
Retail	3.8	0.6
Semiconductors & Components	0.8	1.5
Shipping	—	1.4
Steel	—	2.9
Telecommunications	12.1	15.2
Tobacco	2.8	3.5
Transportation	0.9	2.0
Utilities	4.3	1.1

Subtotal	96.0	95.1
Repurchase Agreements	4.2	0.8

Total Investments	100.2%	95.9%

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
September 30, 2004 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Securities not traded on the valuation date are valued at the last quoted bid price, except as described below.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC (the “Investment Manager”) determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities is not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as Securities and Exchange Commission’s website at www.sec.gov.

Item 2.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.           Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 23, 2004